Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Equity attributable to equity holders of the Company	Share capital	Additional paid-in capital	Share-based payments reserve	Translation reserve	Accumulated deficit	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2021	$ (161,092)		$ 25,880	$ 140,489	$ 36	$ (327,497)	$ 44	$ (161,048)
Beginning Balance (in Shares) at Dec. 31, 2021		196,523,101
Profit for the period	53,063					53,063	(325)	52,738
Other comprehensive income	3,177				3,177			3,177
Total comprehensive income for the period	56,240				3,177	53,063	(325)	55,915
Issue of ordinary shares related to business combination	(2,094)		(2,094)					(2,094)
Share-based payments	2,029			2,029				2,029
Total transactions with shareholders	(65)		(2,094)	2,029				(65)
Ending Balance at Jun. 30, 2022	(104,917)		23,786	142,518	3,213	(274,434)	$ (281)	(105,198)
Ending Balance (in Shares) at Jun. 30, 2022		196,523,101
Beginning Balance at Dec. 31, 2022	(148,776)		23,685	144,240	3,493	(320,194)		(148,776)
Beginning Balance (in Shares) at Dec. 31, 2022		197,092,402
Profit for the period	11,343					11,343		11,343
Other comprehensive income	1,007		26		981			1,007
Total comprehensive income for the period	12,350		26		981	11,343		12,350
Share-based payments and exercise of options	657		289	368				657
Share-based payments and exercise of options (in shares)		222,198
Total transactions with shareholders	657		289	368				657
Total transactions with shareholders (in shares)		222,198
Ending Balance at Jun. 30, 2023	$ (135,769)		$ 24,000	$ 144,608	$ 4,474	$ (308,851)		$ (135,769)
Ending Balance (in Shares) at Jun. 30, 2023		197,314,600